Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000149725
Account Value [Line Items]
Line Graph and Table Measure Name	MetLife Core Plus Fund, I Class Shares
C000149726
Account Value [Line Items]
Line Graph and Table Measure Name	MetLife Core Plus Fund, R Class Shares
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 5,000,000	$ 5,750,191	$ 5,201,615	$ 5,183,165	$ 6,147,201	$ 6,176,725	$ 5,816,820	$ 5,216,442	$ 5,325,804	$ 5,278,180	$ 5,057,157
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 5,000,000	$ 5,750,191	$ 5,201,615	$ 5,183,165	$ 6,147,201	$ 6,176,725	$ 5,816,820	$ 5,216,442	$ 5,325,804	$ 5,278,180	$ 5,057,157